Fair Value of Financial Assets and Liabilities (Details) - Derivative Contract Guarantees [Member]	12 Months Ended
Dec. 31, 2020 CLP ($)
Fair Value of Financial Assets and Liabilities (Details) [Line Items]
Derivatives contract guarantees	$ 191,802,000,000
Derivatives contract guarantees	$ 96,263